Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 24,466,120	$ 26,634,332
Accounts receivable	884,647	433,002
Inventories, net	335,838	432,955
Advances to suppliers, net	5,621,667	231,230
Loan receivable
Other current assets	3,534,486	259,170
Total Current Assets	34,842,758	27,990,689
Property and equipment, net	237,639	279,518
Right of use lease assets, net	222,874	19,833
Goodwill	12,232,132
TOTAL ASSETS	47,535,403	28,290,040
Current Liabilities:
Accounts payable	2,018,074	1,659,501
Short-term loan	268,285	47,054
Contract liabilities	5,133,661	1,153,717
Lease liabilities	158,535	19,068
Accrued expenses and other current liabilities	914,751	928,072
Total Current Liabilities	8,493,306	3,807,412
Due to related parties	6,433,534	6,442,729
Long-term loan	281,530	414,072
Convertible notes	4,872,030
Derivative financial liabilities	2,883,054
Lease liabilities	50,761
Total Non-current liabilities	14,520,909	6,856,801
TOTAL LIABILITIES	23,014,215	10,664,213
Commitment and Contingencies
Stockholders’ Equity
Ordinary Shares, no par value, unlimited shares authorized; 48,945,313 and 32,968,755 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively
Additional paid-in capital	36,802,261	23,385,695
Accumulated deficit	(11,514,459)	(6,009,313)
Accumulated other comprehensive (loss) income	(737,397)	253,736
Equity attributable to owners of the Company	24,550,405	17,630,118
Non-controlling interests	(29,217)	(4,291)
Total Stockholders’ Equity	24,521,188	17,625,827
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 47,535,403	$ 28,290,040